INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current tax expense (benefit):
Federal	$ 0	$ 6	$ (53)
State	(6)	0	11
Total	(6)	6	(42)
Deferred tax expense (benefit):
Federal	62	(929)	17
State	5	(54)	2
Total	67	(983)	19
Income tax expense (benefit)	61	(977)	(23)
Reconciliation between reported income tax expense (benefit) and income taxes calculated by the statutory federal income tax rate
Statutory federal rate (as a percent)	35.00%	35.00%	35.00%
Tax expense at statutory federal rate of 35%	57	55	67
State income taxes, net of federal income tax benefit	10	10	10
Tax attributable to noncontrolling interests	(4)	(3)	(3)
Other changes in valuation allowance	(2)	(1,054)	(110)
Change in tax contingency reserves, including interest	(12)	16	(24)
Termination of company-owned life insurance policies	0	0	37
Prior-year provision to return adjustment and other changes in deferred taxes, net of valuation allowance	7	(3)	(1)
Other items	5	2	1
Income tax expense (benefit)	$ 61	$ (977)	$ (23)